SUBSEQUENT EVENTS (Details Narrative) - $ / shares		Jun. 05, 2025	Jul. 05, 2025	Mar. 31, 2025	Mar. 31, 2024
Subsequent Event [Line Items]
Common stock, shares authorized				500,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares authorized	[1]			488,000,000	488,000,000
Common stock, par value	[1]			$ 0.0001	$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period shares conversion of convertible securities		316,004
Common stock, shares authorized			1,864,260
Common stock, par value			$ 0.0001

[1]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.